CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total Leju Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Subscription Receivable	Non-controlling Interest	Total
Balance at Dec. 31, 2012	$ 190,173,395	$ 120,000	$ 672,821,496	$ (485,712,966)	$ 3,064,865	$ (120,000)	$ 3,105,711	$ 193,279,106
Balance (in shares) at Dec. 31, 2012		120,000,000
Increase (Decrease) in Stockholders' Equity
Net income	42,524,962			42,524,962			125,066	42,650,028
Capital contribution in connection with business acquisition	(6,459)		(6,459)					(6,459)
Capital contribution by non-controlling interest							36,904	36,904
Dividend to non-controlling interest							(338,941)	(338,941)
Share-based compensation	310,504		416,632	(106,128)				310,504
Cash contribution from E-House	1,000		1,000					1,000
Contribution From E - House	15,527,623		15,527,623					15,527,623
Deemed distribution to E-House associated with tax liability	(2,381,799)		(2,381,799)					(2,381,799)
Foreign currency translation adjustments	2,556,711				2,556,711		155,358	2,712,069
Balance at Dec. 31, 2013	248,705,937	$ 120,000	686,378,493	(443,294,132)	5,621,576	(120,000)	3,084,098	251,790,035
Balance (in shares) at Dec. 31, 2013		120,000,000
Increase (Decrease) in Stockholders' Equity
Net income	66,520,894			66,520,894			138,494	66,659,388
Issuance of ordinary shares, net of issuance cost	120,257,584	$ 13,529	120,244,055					120,257,584
Issuance of ordinary shares, net of issuance cost ( in shares)		13,529,420
Share-based compensation	8,345,796		9,448,778	(1,102,982)				8,345,796
Changes in equity ownership on acquisition of non-controlling interest	(32,659,173)		(32,659,173)				(3,127,703)	(35,786,876)
Changes in equity ownership on partial disposal of subsidiary	317,782		312,659		5,123		(8,387)	309,395
Payment for subscription receivable from E-House	120,000					120,000		120,000
Contribution From E - House	2,857,251		2,857,251					2,857,251
Deemed distribution to E-House associated with tax liability	(571,227)		(571,227)					(571,227)
Vesting of restricted shares	1,012,000	$ 220	1,011,780					1,012,000
Vesting of restricted shares ( in shares)		220,000
Exercise of share options	535,535	$ 266	1,224,258			(688,989)		535,535
Exercise of share options ( in shares)		266,201
Foreign currency translation adjustments	(597,036)				(597,036)		(8,700)	(605,736)
Balance at Dec. 31, 2014	414,845,343	$ 134,015	788,246,874	(377,876,220)	5,029,663	(688,989)	77,802	$ 414,923,145
Balance (in shares) at Dec. 31, 2014		134,015,621						134,015,621
Increase (Decrease) in Stockholders' Equity
Net income	35,330,089			35,330,089			(524,184)	$ 34,805,905
Dividends to shareholders	(26,873,022)		(26,873,022)					(26,873,022)
Dividend to non-controlling interest							(10,260)	(10,260)
Share-based compensation	9,366,815		10,478,778	(1,111,963)			12,893	9,379,708
Vesting of restricted shares	1,012,000	$ 719	1,011,281					1,012,000
Vesting of restricted shares ( in shares)		719,064
Exercise of share options	1,582,240	$ 197	902,254			679,789		1,582,240
Exercise of share options ( in shares)		196,185
Foreign currency translation adjustments	(10,551,210)				(10,551,210)		(35,225)	(10,586,435)
Balance at Dec. 31, 2015	$ 424,712,255	$ 134,931	$ 773,766,165	$ (343,658,094)	$ (5,521,547)	$ (9,200)	$ (478,974)	$ 424,233,281
Balance (in shares) at Dec. 31, 2015		134,930,870						134,930,870